Long-Term Debt - Narrative (Details)	1 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($) credit_facility vessel	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2018 USD ($) loan vessel	Jun. 30, 2018 USD ($) credit_facility vessel	Jun. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal	$ 963,247,000	$ 942,974,000	$ 942,974,000	$ 942,974,000	$ 942,974,000	$ 963,247,000
Weighted average interest rate	3.50%	4.40%	4.40%	4.40%	4.40%	3.50%
Repayments of principal, remainder of fiscal year		$ 100,800,000	$ 100,800,000	$ 100,800,000	$ 100,800,000
Repayments of principal in year 2		120,600,000	120,600,000	120,600,000	120,600,000
Repayments of principal in year 3		132,000,000	132,000,000	132,000,000	132,000,000
Repayments of principal in year 4		434,000,000	434,000,000	434,000,000	434,000,000
Repayments of principal in year 5		155,600,000	$ 155,600,000	$ 155,600,000	$ 155,600,000
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 100,000,000
Minimum liquidity as a percentage of debt		7.50%	7.50%	7.50%	7.50%
Term Loans
Debt Instrument [Line Items]
Total principal	$ 423,512,000	$ 373,832,000	$ 373,832,000	$ 373,832,000	$ 373,832,000	$ 423,512,000
Debt instrument, interest rate, stated percentage	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Term Loans | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%	5.00%	5.00%	5.00%
Term Loan Due 2021 | Term Loans
Debt Instrument [Line Items]
Number of debt instruments			2	3
Revolver 2017
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	2
Debt instrument, face amount	$ 270,000,000.00					$ 270,000,000.00
Repayments of Debt	$ 215,800,000
Collateral, number of vessels | vessel	14					14
Minimum hull coverage ratios	125.00%
Actual hull coverage ratio	191.00%	160.00%	160.00%	160.00%	160.00%	191.00%
Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%	5.00%	5.00%	5.00%
2016 Debt Facility Maturing in January 2021
Debt Instrument [Line Items]
Debt instrument, face amount							$ 894,400,000
Collateral, number of vessels | vessel		29	29	29	29
Minimum hull coverage ratios					125.00%
Actual hull coverage ratio	145.00%	133.00%	133.00%	133.00%	133.00%	145.00%
2016 Debt Facility Maturing in January 2021 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%	5.00%	5.00%	5.00%
Remaining Revolving Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	$ 65,600,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 65,600,000
Remaining Secured Debt | Term Loans
Debt Instrument [Line Items]
Number of debt instruments | credit_facility				2
Collateral, number of vessels | vessel		6	6	6	6
Minimum
Debt Instrument [Line Items]
Percentage of margin					0.30%
Maximum
Debt Instrument [Line Items]
Percentage of margin					2.75%
LIBOR | Minimum | Term Loans
Debt Instrument [Line Items]
Percentage of margin					0.30%	0.30%
LIBOR | Maximum | Term Loans
Debt Instrument [Line Items]
Percentage of margin					2.00%	2.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	539,735,000	$ 569,142,000	$ 569,142,000	$ 569,142,000	$ 569,142,000	$ 539,735,000
Revolving Credit Facility | Revolving Credit Facilities Due through 2022
Debt Instrument [Line Items]
Number of debt instruments | credit_facility				3
Revolving credit facilities borrowing capacity	628,300,000	600,800,000	600,800,000	$ 600,800,000	600,800,000	628,300,000
Undrawn amount of revolving credit facility	$ 88,600,000	31,700,000	31,700,000	31,700,000	31,700,000	$ 88,600,000
Decrease in availability remainder of year		62,000,000	62,000,000	62,000,000	62,000,000
Decrease in availability year two		30,200,000	30,200,000	30,200,000	30,200,000
Decrease in availability year three		30,200,000	30,200,000	30,200,000	30,200,000
Decrease in availability year four		322,900,000	322,900,000	322,900,000	322,900,000
Decrease in availability year five		$ 155,600,000	$ 155,600,000	$ 155,600,000	$ 155,600,000
Revolving Credit Facility | Remaining Revolving Credit Facilities
Debt Instrument [Line Items]
Collateral, number of vessels | vessel		3	3	3	3
Minimum hull coverage ratios					105.00%
Actual hull coverage ratio	118.00%	143.00%	143.00%	143.00%	143.00%	118.00%
Revolving Credit Facility | LIBOR | Minimum | Revolving Credit Facilities Due through 2022
Debt Instrument [Line Items]
Percentage of margin					2.00%	0.45%
Revolving Credit Facility | LIBOR | Maximum | Revolving Credit Facilities Due through 2022
Debt Instrument [Line Items]
Percentage of margin					2.75%	2.75%
Remaining Revolving Credit Facilities | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%	5.00%	5.00%	5.00%